Principles of Consolidation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Companies Direct Equity Investments

The following subsidiaries are included in the consolidated financial statements:

Subsidiary	Form of valuation	2018		2017
		Direct interest, %	Indirect interest, %	Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	—	100.00	—
Cemig Distribuição	Consolidation	100.00	—	100.00	—
Gasmig	Consolidation	99.57	—	99.57	—
Cemig Telecom (1)	Consolidation	—	—	100.00	—
Cemig Geração Distribuída (Usina Térmica Ipatinga)	Consolidation	100.00	—	100.00	—
Efficientia	Consolidation	100.00	—	100.00	—
Luce Empreendimentos e Participações S.A.	Consolidation	100.00	—	100.00	—
Rio Minas Energia e Participações	Consolidation	100.00	—	75.00	—
Light (2)	Consolidation	26.06	23.93	26.06	22.80
LightGer (3)	Consolidation	—	74.49	—	73.92
Guanhães (3)	Consolidation	—	74.49	—	73.92
Axxion (3)	Consolidation	49.00	25.49	49.00	24.92
UHE Itaocara (3)	Consolidation	—	74.49	—	73.92

(1)	Merged with Cemig on March 31, 2018.
(2)

In December 2018, the Company obtained control of Light, holding an equity interest of 49.99%. As of December 31, 2018, Light is classified as a discontinued operation. See more information in Notes 17.1 and 33.

(3)	As a result of acquiring control of Light, also obtained control on these entities and classified it as discontinued operations. See more information in Notes 17.1 and 33.